Basis of presentation	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements, which include the accounts of the Canadian parent company Birks Group Inc. and its former wholly owned subsidiary Mayor’s Jewelers, Inc. (“Mayors”), are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes. During the year, the Company made a non-material correction to comparative information to classify certain assets from property and equipment to intangibles that had a net book value of $2.3 million.

The most significant estimates and judgments include assessing the valuation of inventories, accounts receivable, deferred tax assets, the recoverability of long-lived assets and the substantial doubt assessment of the going concern assumption. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

On August 11, 2017, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Aurum Holdings Ltd., a company incorporated under the laws of England and Wales, which assigned its rights and obligations under the Purchase Agreement to Aurum Group USA, Inc., a Delaware corporation (“Aurum”) to sell its wholly-owned subsidiary, Mayors. Pursuant to the terms and conditions of the Stock Purchase Agreement, at the closing, Aurum acquired 100% of the outstanding equity interests of Mayors. The sale transaction closed on October 23, 2017 for total cash consideration of $106.8 million, net of closing adjustments (the “Aurum Transaction”). The Aurum Transaction was entered into on a debt-free basis except for certain specified liabilities. As a result of the Aurum Transaction, the Company has presented Mayors’ results as a discontinued operation in the consolidated statements of operations and cash flows for all periods presented. Furthermore, the assets and liabilities of Mayors have been segregated and reported as disposal group in the consolidated balance sheet of the comparative period of March 25, 2017. This is further described in note 18.

References to the Company exclude the cash flows, operations, assets and liabilities of the discontinued operations.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations is dependent upon its ability to achieve profitable operations as well as specified excess availability levels under its New Credit Facility (defined in note 7) and its New Term Loan (defined in note 7) and adhering to the financial covenant described in note 7. The sole financial covenant which the Company is required to adhere to under the New Credit Facility is to maintain minimum excess availability of not less than CAD$8.5 million (US$6.6 million) at all times, except that the Company shall not be in breach of this covenant if excess availability falls below CAD$8.5 million (US$6.6 million) for not more than two consecutive business days once during any fiscal month. The Company expects to have excess availability of at least CAD$8.5 million (US$6.6 million) for at least the next twelve months.

The Company’s lenders under its New Credit Facility and its New Term Loan may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s credit facilities (customary for asset-based loans), at their reasonable discretion, to: i) ensure that the Company maintains adequate liquidity for the operation of its business, ii) cover any deterioration in the amount of value of the collateral, and iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s lenders may impose at their reasonable discretion. No discretionary reserves were imposed during fiscal 2018, fiscal 2017, and fiscal 2016 by the Company’s current or former lenders.

The Company reported net losses from continuing operations of $16.8 million and $7.1 million for fiscal 2018, and fiscal 2017 respectively. In fiscal 2016, the Company reported net income from continuing operations of $0.2 million. The Company used cash in operating activities from continuing operations of $15.0 million and $3.3 million for fiscal 2018 and fiscal 2017 respectively. In fiscal 2016, the Company provided cash from operating activities from continuing operations of $1.4 million. Maintenance of sufficient availability of funding through an adequate amount of committed financing is necessary for the Company to fund its day-to-day operations. The Company’s ability to make scheduled payments of principal, or to pay the interest or additional interest, if any, or to fund planned capital expenditures and store operations will depend on its ability to maintain adequate levels of available borrowing and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.